SCHEDULE OF CONVERTIBLE NOTES (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Notes Payable And Convertible Notes
Convertible notes and debenture	$ 338,325	$ 313,550	$ 338,362
Unamortized discounts	(43,819)	(38,854)	(38,994)
Premium, net	115,293	124,629	91,171
Convertible notes, net	$ 409,799	$ 399,325	$ 390,539